Share capital - Additional Information (Detail)	Dec. 14, 2023 $ / shares shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 $ / shares	Dec. 14, 2022 $ / shares	Oct. 20, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Treasury shares | €		€ 65,405,000		€ 25,023,000
Shares cancelled in exchange ratio						0.26926188
Par value per share | $ / shares			$ 0.000001
LGHL Shares [Member]
Disclosure of classes of share capital [line items]
Treasury shares | €				27,701,628,000
Issued capital | €				€ 137,000
Par value per share | $ / shares					$ 0.000001
Number of shares issued				117,319,825
Number of shares outstanding				117,319,825
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid				117,319,824
Par value per share | (per share)		€ 0.000001		€ 1		$ 11.5
Number of shares outstanding				0				371,386	289,165
Meritz [Member]
Disclosure of classes of share capital [line items]
Repurchase of convertible preference share	1
Meritz [Member] | Convertible Preference Shares [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares			0.000001
Meritz [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Convertible Preferred Stock Shares Issued Upon Conversion							15,000,000
Par value per share | $ / shares	$ 0.000001		$ 0.000001
Number of shares issued	19,050,381